FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2





1.  Name and address of issuer:       GAM Funds, Inc.    135
East 57th Street, New York, New York  10022


2.  Name of each series or class of funds for which this notice
is filed:       GAM International Fund - Class A and D       GAM
Global Fund - Class A and Class D       GAM Pacific Basin Fund -
Class A and Class D       GAM North America Fund - Class A
GAM Japan Capital Fund - Class A       GAM Europe Fund - Class A
      GAM Asian Capital Fund - Class A       GAMerica Fund -
Class A

3.  Investment Company Act File Number:    811-4062
Securities Act File Number:                         2-92136

4.  Last day of fiscal year for which this notice is filed:
   December 31, 1996

5.  Check box if this notice is being filed more than 180 days
after the close of the issuer's fiscal year for      purposes of
reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:




6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (see Instruction A.6):            N/A


7.  Number and amount of securities of the same class or series
which had been registered under the      Securities Act of 1933
other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
         None

8.  Number and amount of securities registered during the fiscal
year other than pursuant to rule 24f-2:           None

9.  Number and aggregate sale price of securities sold during
the fiscal year:             44,013,699 shares
$851,034,519

10. Number and aggregate sale price of securities sold during
the fiscal year in reliance upon       registration pursuant to
rule 24f-2:             44,013,699 shares          $851,034,519

11. Number and aggregate sale price of securities issued during
the fiscal year in connection with       dividend reinvestment
plans, if applicable (see Instruction B.7):              873,222
shares          $13,177,113

12. Calculation of registration fee:

      (i)  Aggregate sale price of securities sold during the
fiscal year in reliance on rule 24f-2 (from Item            10)
$851,034,519

      (ii) Aggregate price of shares issued in connection with
dividend reinvestment plans (from Item 11,             if
applicable): + 13,177,113

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): - 443,541,560

      (iv)  Aggregate price of shares redeemed or repurchased
and previously applied as a reduction to               filing
fees pursuant to rule 24e-2 (if applicable): +      0

      (v)  Net aggregate price of securities sold and issued
during the fiscal year in reliance on rule 24f-2
[line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):  $420,670,072

      (vi)  Multiplier prescribed by Section 6(b) of the
Securities Act of 1933 or other applicable law or
regulation (see Instruction C.6): x             .00030303

      (vii)  Fee due [line (i) or line (v) multiplied by line
(vi)]: $127,476



13.  Check box if fees are being remitted to the Commission's
lockbox depository as described in         section 3a of the
Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).

                               X         Date of mailing or wire
transfer of filing fees to the Commission's lockbox depository:
                         February 21, 1997

 SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the
dates indicated.  By (Signature and Title)          \s\Lisa M.
Hurley

Lisa M. Hurley,  Secretary
                                                         Date:
2/21/97